Condensed Consolidated Statements of Changes in Equity (Unaudited) - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Beginning balance, value at Dec. 31, 2019		$ 19,636	$ 36,910,568	$ (20,783,084)	$ 46,805	$ 16,193,925
Beginning balance, shares at Dec. 31, 2019		7,363,637
Net loss				(3,563,138)		(3,563,138)
Realized actuarial gain of post-employment benefits					(46,805)	(46,805)
Issuance of ordinary shares for service fee settlement		$ 118	155,437			155,555
Issuance of ordinary shares for service fee settlement, shares		44,318
Share-based compensation			1,549,707			1,549,707
Ending balance, value at Jun. 30, 2020		$ 19,754	38,615,712	(24,346,222)		14,289,244
Ending balance, shares at Jun. 30, 2020		7,407,955
Beginning balance, value at Dec. 31, 2020		$ 19,754	40,073,087	(27,734,782)		12,358,059
Beginning balance, shares at Dec. 31, 2020		7,407,955
Net loss				(2,932,213)		(2,932,213)
Issuance of ordinary shares for service fee settlement		$ 93	274,307			274,400
Issuance of ordinary shares for service fee settlement, shares		35,000
Share-based compensation			651,852			651,852
Ending balance, value at Jun. 30, 2021		$ 19,847	$ 40,999,246	$ (30,666,995)		$ 10,352,098
Ending balance, shares at Jun. 30, 2021		7,442,955